SCHEDULE OF CONVERTIBLE DEBT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance	$ 52,143	$ 3,438,933
Amortization of insurance cost	42,857	646,250
Conversion to ordinary shares		(4,033,040)
Balance	95,000	52,143
First Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance		3,438,933
Amortization of insurance cost		358,155
Conversion to ordinary shares		(3,797,088)
Balance
Second Tranche [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance	52,143
Amortization of insurance cost	42,857	288,095
Conversion to ordinary shares		(235,952)
Balance	$ 95,000	$ 52,143